STANDISH, AYER & WOOD INVESTMENT TRUST

            Standish Massachusetts Intermediate Tax Exempt Bond Fund,
                   Standish Intermediate Tax Exempt Bond Fund,
                  Standish Small Cap Tax-Sensitive Equity Fund,
                       Standish Tax-Sensitive Equity Fund

                  Financial Statements for the Six Months Ended
                                 March 31, 1997
                                   (Unaudited)

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                     STANDISH, AYER & WOOD INVESTMENT TRUST

                              Financial Statements
                                Table of Contents


                                                                     Page

 Selected Financial Information.......................................3

 Statements of Assets and Liabilities.................................4

 Statements of Operations.............................................5

 Statements of Changes in Net Assets..................................6

 Financial Highlights:
       Standish Massachusetts Intermediate Tax Exempt Bond Fund......10
       Standish Intermediate Tax Exempt Bond Fund....................11
       Standish Small Cap Tax-Sensitive Equity Fund..................12
       Standish Tax-Sensitive Equity Fund............................13

 Portfolio of Investments:
       Standish Massachusetts Intermediate Tax Exempt Bond Fund......14
       Standish Intermediate Tax Exempt Bond Fund....................17
       Standish Small Cap Tax-Sensitive Equity Fund..................20
       Standish Tax-Sensitive Equity Fund............................23

 Notes to Financial Statements.......................................25


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

                     STANDISH, AYER & WOOD INVESTMENT TRUST

                         Selected Financial Information
                  for the Six Month period ended March 31, 1997
                                   (Unaudited)
                                                           Standish
                                                        Massachusetts       Standish        Standish
                                                         Intermediate     Intermediate     Small Cap        Standish
                                                          Tax Exempt       Tax Exempt    Tax-Sensitive   Tax-Sensitive
                                                          Bond Fund        Bond Fund      Equity Fund     Equity Fund
---------------------------------------------------    ----------------- --------------- --------------- ---------------

    Net asset value - beginning of period                         $20.63          $21.12          $23.57          $23.60

Income from investment operations

    Net investment income *                                         0.49            0.51            0.00            0.00
    Net realized and unrealized gain (loss)                        (0.05)          (0.05)          (1.90)           2.87
                                                       ----------------- --------------- --------------- ---------------
    Total from investment operations                                0.44            0.46           (1.90)           2.87
                                                       ----------------- --------------- --------------- ---------------

Less distributions declared to shareholders

    From net investment income                                     (0.49)          (0.51)           -               -
                                                        ----------------- --------------- --------------- ---------------
    Net asset value - end of period                               $20.58          $21.07          $21.67          $26.47
                                                        ================= =============== =============== ===============

Total return                                                        2.12%           2.27%          (7.96%)         12.94%

Ratios to average net assets

    Expenses *t                                                     0.65%           0.65%           0.00%           0.00%
    Net investment income *t                                        4.70%           4.77%           0.35%           1.68%
Net assets at end of period (000 omitted)                        $34,777         $43,014         $14,006          $5,521

Portfolio turnover                                                 10%             27%             56%             13%
Average broker commission paid per share                            -               -              $0.0431         $0.0491


*   The investment adviser voluntarily did not impose a portion of its fee and/or reimbursed the Funds for their operating expenses.
    Please refer to the Financial Highlights for additional disclosure regarding these ratios.
t   Computed on an annualized basis

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                     STANDISH, AYER & WOOD INVESTMENT TRUST

                      Statements of Assets and Liabilities
                                 March 31, 1997
                                   (Unaudited)


                                                      Massachusetts
                                                       Intermediate      Intermediate       Small Cap
                                                        Tax Exempt        Tax Exempt      Tax-Sensitive    Tax-Sensitive
                                                        Bond Fund          Bond Fund       Equity Fund      Equity Fund
--------------------------------------------------   -----------------   --------------   --------------   ---------------

Assets:

    Investments, at value (Note 1A) *              $       34,352,456  $    45,164,066       13,047,259         5,209,736
    Cash                                                            -                -        1,650,338           286,789
    Receivable for investments sold                                 -                -           72,316                 -
    Receivable for Fund shares sold                            25,000          250,000           21,589                 -
    Dividends & interest receivable                           522,938          633,905            5,435             5,328
    Deferred organization expense (Note 1E)                     1,667            2,241           14,191            14,200
    Receivable from investment adviser (Note 3)                     -                -           20,969            16,270
                                                     -----------------   --------------   --------------   ---------------

       Total Assets                                        34,902,061       46,050,212       14,832,097         5,532,323
                                                     -----------------   --------------   --------------   ---------------

Liabilities:

    Distributions payable                                      72,208           97,463                -                 -
    Payable for investments purchased                               -        1,034,120          813,469                 -
    Payable for daily variation margin on open
       financial futures contracts (Note 7)                     1,344              344                -                 -
    Payable for delayed delivery transactions (Note 8)              -        1,650,245                -                 -
    Payable for Fund shares redeemed                                -          195,000            1,100               650
    Accrued custodian fee                                      15,475           16,329           10,321             9,245
    Accrued investment advisory fee (Note 3)                   27,631           31,715                -                 -
    Accrued trustees' fees (Note 3)                               224              226                9                 4
    Other accrued expenses and other liabilities                8,416           11,240            1,098             1,734
                                                     -----------------   --------------   --------------   ---------------

       Total Liabilities                                      125,298        3,036,682          825,997            11,633
                                                     -----------------   --------------   --------------   ---------------

Net assets                                         $       34,776,763  $    43,013,530       14,006,100         5,520,690
                                                     =================   ==============   ==============   ===============

Net assets consist of:

    Paid-in capital                                $       35,164,775  $    42,472,874       15,030,998         4,832,795
    Accumulated undistributed net investment income                 -              554           11,839            21,502
    Accumulated net realized investment gain (loss)          (492,508)          79,485         (774,517)           (8,189)
    Net unrealized appreciation (depreciation)                104,496          460,617         (262,220)          674,582
                                                     -----------------   --------------   --------------   ---------------

Net Assets                                         $       34,776,763  $    43,013,530       14,006,100         5,520,690
                                                     =================   ==============   ==============   ===============

Shares of beneficial interest outstanding                   1,689,909        2,041,222          646,248           208,539
                                                     =================   ==============   ==============   ===============

Net asset value, offering price,
and redemption price per share                     $               20.5$            21.07            21.67             26.47
                                                     =================   ==============   ==============   ===============
    (Net assets/Shares outstanding)

*   Identified cost of investments                 $       34,212,730  $    44,690,791       13,309,479         4,535,154
                                                     =================   ==============   ==============   ===============
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                     STANDISH, AYER & WOOD INVESTMENT TRUST

                            Statements of Operations
                     For the Six Months Ended March 31, 1997
                                   (Unaudited)

                                                       Massachusetts
                                                       Intermediate       Intermediate      Small Cap
                                                        Tax Exempt         Tax Exempt     Tax-Sensitive     Tax-Sensitive
                                                         Bond Fund         Bond Fund       Equity Fund       Equity Fund
---------------------------------------------------  ------------------  ---------------  ---------------   --------------

Investment Income

  Interest income                                              905,875        1,061,775           11,826  $         4,095
  Dividend income                                                    -                -            6,497           31,907
                                                     ------------------  ---------------  ---------------   --------------

    Total investment income                                    905,875        1,061,775           18,323           36,002
                                                     ------------------  ---------------  ---------------   --------------

Expenses

  Investment advisory fee (Note 3)                              67,641           78,219           31,370           10,742
  Trustees' fees (Note 3)                                          552              652              205               68
  Accounting, custody and transfer agent fees                   39,210           41,339           30,483           20,140
  Registration costs                                               254           10,209            3,842            3,262
  Audit services                                                 8,488            9,873            9,025            9,025
  Legal fees                                                     4,302            3,540            1,616            1,616
  Amortization of organization costs                             1,425            1,922            1,882            1,882
  Miscellaneous                                                  2,199            3,495              646              213
                                                     ------------------  ---------------  ---------------   --------------

    Total Expenses                                             124,071          149,249           79,069           46,948
                                                     ------------------  ---------------  ---------------   --------------

Deduct:
  Waiver of investment advisory fee (Note 3)                    13,915           21,918           31,370           10,742
  Reimbursement of Fund operating expenses                           -                -           47,699           36,206
                                                     ------------------  ---------------  ---------------   --------------

    Total waiver of investment advisory fee and
    reimbursement of operating expenses                         13,915           21,918           79,069           46,948
                                                     ------------------  ---------------  ---------------   --------------

  Net Expenses                                                 110,156          127,331                0                0
                                                     ------------------  ---------------  ---------------   --------------

Net investment income                                          795,719          934,444           18,323           36,002
                                                     ------------------  ---------------  ---------------   --------------

Realized and unrealized gain (loss):

  Realized gain (loss)
    Investment securities                                       28,630           81,818         (485,477)          13,687
    Financial futures                                           66,618           21,802                -                -
                                                     ------------------  ---------------  ---------------   --------------

    Net realized gain (loss)                                    95,248          103,620         (485,477)          13,687

  Change in net unrealized appreciation (depreciation)
    Investment securities                                     (138,435)        (161,651)        (621,236)         361,308
    Financial futures                                          (69,004)         (21,938)               -                -
                                                     ------------------  ---------------  ---------------   --------------

    Change in net unrealized appreciation (depreciation)      (207,439)        (183,589)        (621,236)         361,308

    Net realized and unrealized gain (loss)                   (112,191)         (79,969)      (1,106,713)         374,995
                                                     ------------------  ---------------  ---------------   --------------

    Net increase (decrease) in net assets from operations      683,528          854,475       (1,088,390) $       410,997
                                                     ==================  ===============  ===============   ==============


                     STANDISH, AYER & WOOD INVESTMENT TRUST

            Standish Massachusetts Intermediate Tax Exempt Bond Fund

                       Statements of Changes in Net Assets

                                                              Six Months
                                                                Ended           Nine Months             Year
                                                               3/31/97             Ended               Ended
                                                             (Unaudited)          9/30/96             12/31/95
--------------------------------------------------------- ------------------  -----------------   -----------------

Increase (decrease) in Net Assets

From Operations:

    Net investment income                                           795,719          1,168,180           1,451,879
    Net realized gain (loss)                                         95,248             20,518            (144,169)
    Change in net unrealized appreciation (depreciation)           (207,439)          (631,115)          2,339,720
                                                          ------------------  -----------------   -----------------

    Net increase in net assets from operations                      683,528            557,583           3,647,430
                                                          ------------------  -----------------   -----------------

Distributions to shareholders:

    From net investment income                                     (795,719)        (1,168,180)         (1,451,879)
    From realized capital gains                                           -                  -                   -
                                                          ------------------  -----------------   -----------------

       Total distributions to shareholders                         (795,719)        (1,168,180)         (1,451,879)
                                                          ------------------  -----------------   -----------------

Fund share (principal) transactions (Note 5)

    Net proceeds from sale of shares                              7,428,226          7,839,919          10,781,062
    Net asset value of shares issued to shareholders in
       payment of distributions declared                            308,034            354,227             371,483
    Cost of shares redeemed                                      (4,983,389)        (8,012,503)         (8,558,571)
                                                          ------------------  -----------------   -----------------

    Increase in net assets from Fund share transactions           2,752,871            181,643           2,593,974
                                                          ------------------  -----------------   -----------------

       Net increase (decrease) in net assets                      2,640,680           (428,954)          4,789,525

Net assets:

    Beginning of period                                          32,136,083         32,565,037          27,775,512
                                                          ------------------  -----------------   -----------------

    End of period                                                34,776,763         32,136,083          32,565,037
                                                          ==================  =================   =================



                     STANDISH, AYER & WOOD INVESTMENT TRUST

                   Standish Intermediate Tax Exempt Bond Fund

                       Statements of Changes in Net Assets

                                                                Six Months
                                                                   Ended            Nine Months            Year
                                                                  3/31/97              Ended              Ended
                                                                (Unaudited)           9/30/96            12/31/95
------------------------------------------------------------ ------------------  ------------------  -----------------

Increase (decrease) in Net Assets

From Operations:

    Net investment income                                              934,444           1,219,159          1,363,479
    Net realized gain                                                  103,620              53,135            199,896
    Change in net unrealized appreciation (depreciation)              (183,589)           (459,413)         1,841,975
                                                             ------------------  ------------------  -----------------

    Net increase in net assets from operations                         854,475             812,881          3,405,350
                                                             ------------------  ------------------  -----------------

Distributions to shareholders:

    From net investment income                                        (933,890)         (1,219,159)        (1,363,479)
    From realized capital gains                                        (42,882)                  -                  -
                                                             ------------------  ------------------  -----------------

       Total distributions to shareholders                            (976,772)         (1,219,159)        (1,363,479)
                                                             ------------------  ------------------  -----------------

Fund share (principal) transactions (Note 5)

    Net proceeds from sale of shares                                12,183,038          11,111,750         16,771,357
    Net asset value of shares issued to shareholders in
       payment of distributions declared                               392,581             428,110            316,498
    Cost of shares redeemed                                         (4,282,504)         (9,156,263)        (6,778,640)
                                                             ------------------  ------------------  -----------------

    Increase in net assets from Fund share transactions              8,293,115           2,383,597         10,309,215
                                                             ------------------  ------------------  -----------------

       Net increase in net assets                                    8,170,818           1,977,319         12,351,086

Net assets:

    Beginning of period                                             34,842,712          32,865,393         20,514,307
                                                             ------------------  ------------------  -----------------

    End of period (including undistributed net
    investment income of $554, $0 and $0, respectively)             43,013,530          34,842,712         32,865,393
                                                             ==================  ==================  =================


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                     STANDISH, AYER & WOOD INVESTMENT TRUST

                  Standish Small Cap Tax-Sensitive Equity Fund

                       Statements of Changes in Net Assets


                                                                                 Six Months
                                                                                   Ended
                                                                                  3/31/97           Period Ended
                                                                                (Unaudited)         9/30/96 (a)
---------------------------------------------------------------------------   -----------------   -----------------

Increase (decrease) in Net Assets

From Operations:

    Net investment income                                                               18,323               9,219
    Net realized loss                                                                 (485,477)           (289,040)
    Change in net unrealized appreciation (depreciation)                              (621,236)            359,016
                                                                              -----------------   -----------------

    Net increase (decrease) in net assets from operations                           (1,088,390)             79,195
                                                                              -----------------   -----------------

Distributions to shareholders:

    From net investment income                                                         (11,664)             (4,039)
                                                                              -----------------   -----------------

Fund share (principal) transactions (Note 5)

    Net proceeds from sale of shares                                                 8,760,520           6,823,260
    Net asset value of shares issued to shareholders in
       payment of distributions declared                                                 9,364               2,858
    Cost of shares redeemed                                                           (559,597)             (5,407)
                                                                              -----------------   -----------------

       Increase in net assets from Fund share transactions                           8,210,287           6,820,711
                                                                              -----------------   -----------------

       Net increase in net assets                                                    7,110,233           6,895,867

Net assets:

    Beginning of period                                                              6,895,867                   0
                                                                              -----------------   -----------------

    End of period (including undistributed net
    investment income of $11,839 and $5,180, respectively)                          14,006,100           6,895,867
                                                                              =================   =================


(a)  For the period January 2, 1996, commencement of investment operations, through September 30, 1996.


                     STANDISH, AYER & WOOD INVESTMENT TRUST

                       Standish Tax-Sensitive Equity Fund

                       Statements of Changes in Net Assets

                                                                                    Six Months
                                                                                      Ended
                                                                                     3/31/97           Period Ended
                                                                                   (Unaudited)         9/30/96 (a)
-------------------------------------------------------------------------------  -----------------   -----------------

Increase (decrease) in Net Assets

From Operations:

    Net investment income                                                      $           36,002  $           28,037
    Net realized gain (loss)                                                               13,687             (21,876)
    Change in net unrealized appreciation                                                 361,308             313,274
                                                                                 -----------------   -----------------

    Net increase in net assets from operations                                            410,997             319,435
                                                                                 -----------------   -----------------

Distributions to shareholders:

    From net investment income                                                            (27,085)            (15,453)
                                                                                 -----------------   -----------------

Fund share (principal) transactions (Note 5)

    Net proceeds from sale of shares                                                    2,275,352           2,539,035
    Net asset value of shares issued to shareholders in
       payment of distributions declared                                                   23,335              14,425
    Cost of shares redeemed                                                                (4,851)            (14,500)
                                                                                 -----------------   -----------------

       Increase in net assets from Fund share transactions                              2,293,836           2,538,960
                                                                                 -----------------   -----------------

       Net increase in net assets                                                       2,677,748           2,842,942

Net assets:

    Beginning of period                                                                 2,842,942                   0
                                                                                 -----------------   -----------------

    End of period (including undistributed net
    investment income of $21,502, and $12,585, respectively)                   $        5,520,690  $        2,842,942
                                                                                 =================   =================

(a)  For the period January 2, 1996, commencement of investment operations, through September 30, 1996.


                     STANDISH, AYER & WOOD INVESTMENT TRUST

            Standish Massachusetts Intermediate Tax Exempt Bond Fund

                              Financial Highlights


                                                       Six Months
                                                          Ended             Nine Months Ended
                                                         March 31, 1997    September 30, 1996      Year Ended December 31,
                                                                                               -------------------------------
                                                       (Unaudited)           (Note 1F)            1995           1994
                                                       --------------       --------------      ------------   ------------

    Net asset value - beginning of period                     $  20.63             $  21.02          $  19.55       $  21.31

Income from investment operations

    Net investment income +                                       0.49                 0.74              0.94           0.94
    Net realized and unrealized gain (loss)                      (0.05)               (0.39)             1.47          (1.75)
                                                       --------------        --------------      ------------   ------------
    Total from investment operations                              0.44                 0.35              2.41          (0.81)
                                                        --------------       --------------      ------------   ------------

Less distributions declared to shareholders

    From net investment income                                   (0.49)               (0.74)            (0.94)         (0.94)
    From realized capital gains                                   -                    -                 -             (0.01)
                                                       --------------        --------------      ------------   ------------
    Total distributions declared to shareholders                 (0.49)               (0.74)            (0.94)         (0.95)
                                                       --------------        --------------      ------------   ------------

    Net asset value - end of period                           $  20.58             $  20.63          $  21.02       $  19.55
                                                        ==============       ==============      ============   ============

Total return                                                      2.12%                1.70%            12.64%         (3.84%)

Ratios (to average net assets)/Supplemental Data

    Expenses +                                                    0.65%  t             0.65% t           0.65%          0.65%
    Net investment income +                                       4.70%  t             4.78% t           4.71%          4.67%
Net assets at end of period (000 omitted)                      $ 34,777             $ 32,136          $ 32,565       $ 27,776

Portfolio turnover                                               10%     x            35%    x          77%            84%

+ The investment adviser voluntarily did not impose a portion of its investment advisory fee. If this reduction had not been undertaken, the net investment income per share and the ratios would have been:

      Net investment income per share                            $0.48                $0.72             $0.95          $0.91
      Ratios (to average net assets):
           Expenses                                               0.73%  t             0.73% t           0.72%          0.78%
           Net investment income                                  4.61%  t             4.70% t           4.64%          4.54%

*   Audited by other auditors
t   Computed on an annualized basis
x   Commencing in fiscal 1996, securities which are puttable on demand have been excluded from the portfolio turnover calculation



                     STANDISH, AYER & WOOD INVESTMENT TRUST

            Standish Massachusetts Intermediate Tax Exempt Bond Fund

                              Financial Highlights
                                  (continued)

                                                                            November 2, 1992
                                                 Year Ended December 31,  (start of business) to
                                                     ---------------       December 31, 1992*+

    Net asset value - beginning of period               $  20.32              $  20.00

Income from investment operations

    Net investment income +                                 0.92                  0.13
    Net realized and unrealized gain (loss)                 1.13                  0.32
                                                    ------------    ------------------
    Total from investment operations                        2.05                  0.45
                                                    ------------    ------------------

Less distributions declared to shareholders

    From net investment income                             (0.92)                (0.13)
    From realized capital gains                            (0.14)                 -
                                                    ------------    ------------------
    Total distributions declared to shareholders           (1.06)                (0.13)
                                                    ------------    ------------------

    Net asset value - end of period                     $  21.31              $  20.32
                                                    ============    ==================

Total return                                               10.24%                13.85% t

Ratios (to average net assets)/Supplemental Data

    Expenses +                                              0.65%                 0.65% t
    Net investment income +                                 4.35%                 4.05% t
Net assets at end of period (000 omitted)                $ 29,627               $ 6,537

Portfolio turnover                                         94%                   31%

+ The investment adviser voluntarily did not impose a portion of its investment advisory fee. If this reduction had not been undertaken, the net investment income per share and the ratios would have been:

      Net investment income per share                      $0.86                 $0.11
      Ratios (to average net assets):
           Expenses                                         0.95%                 1.37% t
           Net investment income                            4.05%                 3.33% t

*   Audited by other auditors
t   Computed on an annualized basis
x   Commencing in fiscal 1996, securities which are puttable on demand have been excluded from the portfolio turnover calculation


                     STANDISH, AYER & WOOD INVESTMENT TRUST

                   Standish Intermediate Tax Exempt Bond Fund

                              Financial Highlights

                                                            Six Months
                                                              Ended           Nine Months Ended
                                                            March 31, 1997    September 30, 1996      Year Ended December 31,
                                                                                                    ------------------------
                                                            (Unaudited)          (Note 1F)            1995         1994
                                                            ---------------    -----------------    -----------  -----------

   Net asset value - beginning of period                          $21.12               $21.40         $19.91       $21.44

Income from investment operations

   Net investment income +                                          0.51                 0.79           0.98         0.95
   Net realized and unrealized gain (loss)                         (0.05)               (0.28)          1.49        (1.51)
                                                            ---------------    -----------------    -----------  -----------
   Total from investment operations                                 0.46                 0.51           2.47        (0.56)
                                                            ---------------    -----------------    -----------  -----------

Less distributions declared to shareholders

   From net investment income                                      (0.51)               (0.79)         (0.98)       (0.95)
   From realized capital gains                                      -                    -              -           (0.02)
                                                            ---------------    -----------------    -----------  -----------
   Total distributions declared to shareholders                    (0.51)               (0.79)         (0.98)       (0.97)
                                                            ---------------    -----------------    -----------  -----------

   Net asset value - end of period                                $21.07               $21.12         $21.40       $19.91
                                                            ===============    =================    ===========  ===========

Total return                                                        2.27%                2.43%         12.65%       (2.68%)

Ratios (to average net assets)/Supplemental Data

   Expenses +                                                       0.65t                0.65t          0.65%        0.65%
   Net investment income +                                          4.77t                4.99t          4.75%        4.62%
Net assets at end of period (000 omitted)                         $43,014              $34,843        $32,865      $20,514

Portfolio turnover                                                 27%  x               43%  x        140%         157%

+ The investment adviser voluntarily did not impose a portion of its investment advisory fee. If this reduction had not been undertaken, the net investment income per share and the ratios would have been:

    Net investment income per share                                $0.49                $0.76          $0.95        $0.90
    Ratios (to average net assets):
         Expenses                                                   0.76t                0.82t          0.79%        0.89%
         Net investment income                                      4.66t                4.82t          4.61%        4.38%


*  Audited by other auditors
t  Computed on an annualized basis
x  Commencing in fiscal 1996, securities which are puttable on demand have been excluded from the portfolio turnover calculation


                     STANDISH, AYER & WOOD INVESTMENT TRUST

                   Standish Intermediate Tax Exempt Bond Fund

                              Financial Highlights
                                  (continued)
                                                                            November 2, 1992
                                                           Year Ended    (start of business) to
                                                          December 31,
                                                             1993        December 31, 1992*
                                                           -----------    ------------------

   Net asset value - beginning of period                     $20.42             $20.00

Income from investment operations

   Net investment income +                                     0.93               0.14
   Net realized and unrealized gain (loss)                     1.24               0.42
                                                           -----------    ---------------
   Total from investment operations                            2.17               0.56
                                                           -----------    ---------------

Less distributions declared to shareholders

   From net investment income                                 (0.93)             (0.14)
   From realized capital gains                                (0.22)              -
                                                           -----------    ---------------
   Total distributions declared to shareholders               (1.15)             (0.14)
                                                           -----------    ---------------

   Net asset value - end of period                           $21.44             $20.42
                                                           ===========    ===============

Total return                                                  10.78%             17.0t%

Ratios (to average net assets)/Supplemental Data

   Expenses +                                                  0.65%              0.6t%
   Net investment income +                                     4.36%              4.1t%
Net assets at end of period (000 omitted)                    $17,132             $5,577

Portfolio turnover                                           126%                62%

+ The investment adviser voluntarily did not impose a portion of its investment advisory fee. If this reduction had not been undertaken, the net investment income per share and the ratios would have been:

    Net investment income per share                           $0.85              $0.12
    Ratios (to average net assets):
         Expenses                                              1.15%              1.4t%
         Net investment income                                 3.86%              3.3t%


*  Audited by other auditors
t  Computed on an annualized basis
x  Commencing in fiscal 1996, securities which are puttable on demand have been excluded from the portfolio turnover calculation

                     STANDISH, AYER & WOOD INVESTMENT TRUST

                  Standish Small Cap Tax-Sensitive Equity Fund

                              Financial Highlights
                                                                                                     For the Period
                                                                              Six Months              January 2, 1996
                                                                                 Ended                (commencement of
                                                                               March 31, 1997      investment operations)
                                                                              (Unaudited)          to September 30, 1996
                                                                            ----------------      -------------------------

    Net asset value - beginning of period                                               $23.57                         $20.00

Income from investment operations

    Net investment income +                                                               0.00                           0.04
    Net realized and unrealized gain (loss)                                              (1.90)                          3.55
                                                                            ----------------      -------------------------
    Total from investment operations                                                     (1.90)                          3.59
                                                                            ----------------      -------------------------

Less distributions declared to shareholders

    From net investment income                                                            -                             (0.02)
                                                                            ----------------      -------------------------
    Total distributions declared to shareholders                                          -                             (0.02)
                                                                            ----------------      -------------------------

    Net asset value - end of period                                                     $21.67                         $23.57
                                                                            ================      =========================

Total return                                                                             (7.96%)                        17.95%

Ratios (to average net assets)/Supplemental Data

    Expenses +                                                                            0.00% t                        0.00% t
    Net investment income +                                                               0.35% t                        0.41% t
Net assets at end of period (000 omitted)                                              $14,006                         $6,896

Portfolio turnover                                                                       56%                            57%
Average broker commission paid per share                                                 $0.0431                        $0.1058

+   The investment adviser voluntarily did not impose its investment advisory fee and reimbursed the Fund for its operating expenses.  Had these actions not been undertaken, the net investment income per share and the ratios would have been:

       Net investment income (loss) per share                                             -                            ($0.28)
       Ratios (to average net assets):
            Expenses                                                                      1.51% t                        3.45%
            Net investment loss                                                          (1.16%)t                       (3.04%)

t   Computed on an annualized basis



                     STANDISH, AYER & WOOD INVESTMENT TRUST

                       Standish Tax-Sensitive Equity Fund

                              Financial Highlights
                                                                                                           For the Period
                                                                              Six Months                  January 2, 1996
                                                                                Ended                    (commencement of
                                                                            March 31, 1997            investment operations)
                                                                             (Unaudited)               to September 30, 1996
                                                                          -------------------         ------------------------

    Net asset value - beginning of period                                                $23.60                           $20.00

Income from investment operations

    Net investment income +                                                                -                                0.28
    Net realized and unrealized gain (loss)                                                2.87                             3.50
                                                                          -------------------         ------------------------
    Total from investment operations                                                       2.87                             3.78
                                                                          -------------------         ------------------------

Less distributions declared to shareholders

    From net investment income                                                             -                               (0.18)
                                                                          -------------------         ------------------------
    Total distributions declared to shareholders                                           -                               (0.18)
                                                                          -------------------         ------------------------

    Net asset value - end of period                                                      $26.47                           $23.60
                                                                          ===================         ========================

Total return                                                                              12.94%                           18.97%

Ratios (to average net assets)/Supplemental Data

    Expenses +                                                                             0.00%    t                       0.00%  t
    Net investment income +                                                                1.68%    t                       2.27%  t
Net assets at end of period (000 omitted)                                                 $5,521                           $2,843

Portfolio turnover                                                                        13%                              17%
Average broker commission paid per share                                                  $0.0491                          $0.0419

+   The investment adviser voluntarily did not impose its investment advisory fee and reimbursed the Fund for its operating expenses.  Had these actions not been undertaken, the net investment income per share and the ratios would have been:

       Net investment income (loss) per share                                             $0.00                           ($0.36)
       Ratios (to average net assets):
            Expenses                                                                       2.19%    t                       5.15%  t
            Net investment loss                                                           (0.51%)   t                      (2.88%) t

t   Computed on an annualized basis

                     STANDISH, AYER & WOOD INVESTMENT TRUST

            Standish Massachusetts Intermediate Tax Exempt Bond Fund

                            Portfolio of Investments
                                 March 31, 1997
                                   (Unaudited)

                                                                                                       Par              Value
Security                                                   Rate                  Maturity             Value           (Note 1A)
-------------------------------------------            --------------         ---------------     ---------------   ---------------

Bonds - 97.2%
-------------------------------------------

General Obligations - 36.4%
-------------------------------------------
Amesbury MA State Qualified                                        5.300%       06/01/2003    $          750,000  $        748,125
Brockton MA State Qualified                                        5.550%       12/15/2003               270,000           267,638
Brockton MA State Qualified                                        5.650%       12/15/2004               300,000           297,375
Brockton MA State Qualified                                        5.700%       06/15/2002               160,000           163,400
Brockton MA State Qualified                                        6.125%       06/15/2018               250,000           251,875
Commonwealth of Massachusetts                                      7.500%       06/01/2004               700,000           799,750
Commonwealth of Massachusetts                                      3.800%       12/01/1997               200,000           200,000
Commonwealth of Massachusetts                                      5.000%       11/01/2009             1,000,000           953,750
Commonwealth of Massachusetts                                      5.400%       11/01/2006               600,000           611,250
Commonwealth of Massachusetts                                      6.250%       07/01/2002               750,000           795,938
Commonwealth of Massachusetts                                      6.500%       08/01/2001               480,000           510,600
Commonwealth of Massachusetts                                      6.900%       10/01/2000               200,000           215,000
Commonwealth of Massachusetts                                      7.500%       12/01/2000               400,000           436,500
Lawrence MA                                                        5.000%       09/15/2002               250,000           248,125
Lawrence MA State Qualified t                                      5.125%       09/15/2003             1,250,000         1,243,750
Lowell MA State Qualified                                          6.000%       08/15/1999               775,000           798,250
Mass St College Bldg Authority Project                             7.500%       05/01/2006               500,000           588,125
Mass St College Bldg Authority Project                             7.500%       05/01/2007               250,000           293,438
Massachusetts Bay Transportation Authority                         6.250%       03/01/2004               475,000           510,031
Springfield MA                                                     6.250%       08/01/2006             1,000,000         1,078,750
University of Mass Building Authority State Guarantee              6.625%       05/01/2007             1,000,000         1,105,000
Worcester, MA                                                      6.000%       07/01/2005               500,000           526,875
                                                                                                                    ---------------
                                                                                                                        12,643,545
                                                                                                                    ---------------
Housing Revenue - 6.9%
-------------------------------------------
Mass HFA Residential Development FNMA                              6.500%       12/01/2014               595,000           609,131
Mass HFA Residential Development FNMA t                            6.875%       11/15/2011               500,000           533,750
Mass HFA Residential Development FNMA                              6.875%       11/15/2011               450,000           480,375
Mass HFA Residential Development FNMA                              7.600%       12/01/2014               490,000           521,850
Mass HFA Residential Development FNMA                              8.800%       08/01/2021               250,000           262,128
                                                                                                                    ---------------
                                                                                                                         2,407,234
                                                                                                                    ---------------
Insured Bonds - 14.5%
-------------------------------------------
Bridgewater MA FGIC t                                              7.000%       06/01/2001               555,000           599,400
Chelsea MA School District AMBAC                                   6.000%       06/15/2002               225,000           235,688
Chelsea MA School District AMBAC t                                 6.000%       06/15/2004               750,000           791,250
Holyoke MA FSA                                                     6.000%       06/15/2006               600,000           630,750
Holyoke MA FSA                                                     6.000%       06/15/2007               800,000           841,000
Mass Educational Loan Authority AMBAC                              5.250%       07/01/1999               545,000           551,131
Milford MA AMBAC                                                   5.125%       12/15/2014               500,000           467,500
New Bedford MA AMBAC                                               6.000%       10/15/2005               575,000           608,063
Rockport MA AMBAC                                                  6.800%       12/15/2003               300,000           325,500
                                                                                                                    ---------------
                                                                                                                         5,050,282
                                                                                                                    ---------------


                     STANDISH, AYER & WOOD INVESTMENT TRUST

            Standish Massachusetts Intermediate Tax Exempt Bond Fund

                            Portfolio of Investments
                                 March 31, 1997
                                   (Unaudited)

                                                                                                       Par              Value
Security                                                   Rate                  Maturity             Value           (Note 1A)
-------------------------------------------            --------------         ---------------     ---------------   ---------------

Lease Revenue - 2.8%
-------------------------------------------
Puerto Rico Housing Bank Appropriation                             5.125%       12/01/2004    $          250,000  $        244,375
Puerto Rico Housing Bank Appropriation                             5.125%       12/01/2005               750,000           726,563
                                                                                                                    ---------------
                                                                                                                           970,938
                                                                                                                    ---------------
LOC GIC - 7.6%
-------------------------------------------
Mass IFA Amesbury LOC: State Street                                5.350%       09/01/2005               455,000           460,688
Mass IFA Human Development LOC: Shawmut                            6.250%       04/15/2009               805,000           805,000
Mass IFA IBEW LOC: State Street                                    5.875%       01/01/2005               200,000           203,250
Mass IFA Orchard Cove Project LOC: Fleet National Bank             5.000%       05/01/2026               415,000           410,850
Northborough MA IFA LOC: Bank of Boston                            5.750%       09/01/2002               765,000           779,344
                                                                                                                    ---------------
                                                                                                                         2,659,132
                                                                                                                    ---------------
Revenue Bonds - 29.0%
-------------------------------------------
Mass Bay Transportation Authority                                  5.250%       03/01/2012               500,000           481,250
Mass HEFA Anna Jaques Hospital                                     5.750%       10/01/1998               440,000           442,750
Mass HEFA Central New England Health Systems                       5.750%       08/01/2003               500,000           486,250
Mass HEFA Charlton Hospital                                        7.000%       07/01/2000               300,000           315,750
Mass HEFA Charlton Hospital                                        7.100%       07/01/2001               300,000           319,875
Mass HEFA Daughters of Charity Hospital                            5.500%       07/01/2004               600,000           613,500
Mass HEFA Melrose Wakefield Hospital                               6.350%       07/01/2006               310,000           321,238
Mass HEFA New England Baptist Hospital                             7.300%       07/01/2011               715,000           758,794
Mass HEFA Youville Hospital FHA Secured                            6.125%       02/15/2015               835,000           848,569
Mass IFA Berskshire Retirement Development                         5.125%       07/01/2018               530,000           529,338
Mass IFA Brooks School                                             5.600%       07/01/2005               245,000           251,738
Mass IFA Brooks School                                             5.900%       07/01/2013               410,000           407,438
Mass IFA Clark University                                          6.450%       07/01/2001               300,000           317,250
Mass IFA Loomis Project                                            6.500%       07/01/2002               350,000           364,000
Mass IFA Resource Recovery                                         6.150%       07/01/2002             1,000,000         1,031,250
Mass IFA Springfield College                                       4.900%       09/15/1999               715,000           710,525
Mass Municipal Wholesale Electric Co Power                         6.375%       07/01/2001               300,000           313,500
Mass Water Resource Authority                                      5.250%       03/01/2013               500,000           471,875
Mass Water Resource Authority                                      7.250%       04/01/2001               200,000           217,750
New England Loan Marketing MA Student Loan                         5.800%       03/01/2002               850,000           875,500
                                                                                                                    ---------------
                                                                                                                        10,078,140
                                                                                                                    ---------------
TOTAL Bonds (Cost $33,669,545)                                                                                          33,809,271
                                                                                                                    ---------------

Short-Term Investments - 1.6%
-------------------------------------------

Repurchase Agreements - 0.1%
-------------------------------------------
Prudential-Bache Repurchase Agreement, dated 03/31/97,
5.80% due 4/01/97, to pay $43,192 (Collateralized by
FMAC FGPC with a rate of 6.50% and a maturity date of
04/01/08 with a market value of $44,049) at cost                                                          43,185            43,185
                                                                                                                    ---------------





                     STANDISH, AYER & WOOD INVESTMENT TRUST

            Standish Massachusetts Intermediate Tax Exempt Bond Fund

                            Portfolio of Investments
                                 March 31, 1997
                                   (Unaudited)
                                                                                                       Par              Value
Security                                                   Rate                  Maturity             Value           (Note 1A)
-------------------------------------------            --------------         ---------------     ---------------   ---------------

Short Term - 1.5%
-------------------------------------------
Mass St Updates                                                    3.800%       12/01/1997*              500,000  $        500,000
                                                                                                                    ---------------

TOTAL Short-Term Investments (Premiums Received $543,185)                                                                  543,185
                                                                                                                    ---------------

TOTAL INVESTMENTS  (Cost $34,212,730) - 98.8%                                                                           34,352,456

Other Assets Less Liabilities - 1.2%                                                                                       424,307
                                                                                                                    ---------------

NET ASSETS - 100.0%                                                                                               $     34,776,763
                                                                                                                    ===============

The following abbreviations are used in this portfolio:

t  Denotes all or part of security pledged as a margin deposit (see Note 7).
*  Date shown reflects actual maturity date.  Security puttable on a daily basis.


AMBAC - American Municipal Bond Assurance Corp.                               HFA - Housing Finance Agency
FGIC - Financial Guaranty Insurance Corporation                               IBEW - International Brotherhood of Electrical Workers
FNMA - Federal National Mortgage Association                                  IFA - Industrial Finance Authority
FSA - Financial Security Association                                          LOC - Letter of Credit
HEFA - Health & Educational Facilities Authority                              GIC - Guaranteed Investment Contract





                     STANDISH, AYER & WOOD INVESTMENT TRUST

                   Standish Intermediate Tax Exempt Bond Fund

                            Portfolio of Investments
                                 March 31, 1997
                                   (Unaudited)

                                                                                                   Par               Value
Security                                                Rate                  Maturity            Value             (Note 1A)
-------------------------------------------------  ----------------        ---------------    ---------------     ---------------

Bonds - 97.4%
-------------------------------------------------

General Obligations - 12.1%
-------------------------------------------------
California State NC                                              5.250%      06/01/2012     $        500,000    $        481,250
Cincinnati Public Schools OH                                     6.150%      06/15/2002              600,000             634,500
Commonwealth of Massachusetts                                    7.500%      06/01/2004              500,000             571,250
Commonwealth of Massachusetts                                    3.800%      12/01/1997              100,000             100,000
Denison Texas Hospital Authority                                 5.900%      08/15/2007              500,000             495,000
Detroit MI                                                       6.000%      04/01/2000              250,000             256,250
District of Columbia                                             5.800%      06/01/2004              500,000             500,625
Honolulu HI                                                      5.400%      09/27/2007              500,000             501,875
Lawrence MA                                                      5.375%      09/15/2005              500,000             500,625
Lone Star Texas Airport Import Authority                         3.550%      12/01/2014              100,000             100,000
Lowell MA State Qualified                                        7.200%      02/15/2000              500,000             531,250
Texas State Turnpike Authority **t                              12.625%      01/01/2020              400,000             544,500
                                                                                                                  ---------------
                                                                                                                       5,217,125
                                                                                                                  ---------------
Housing Revenue - 10.3%
-------------------------------------------------
CA Housing Authority Summit Medical Center                       5.500%      05/01/2005              615,000             628,069
Colorado HEFA Rocky Mountain Adventist Hospital                  6.000%      02/01/1998              120,000             120,602
Colorado HFA Multi Family Insured Mortgage                       7.900%      10/01/2000              225,000             242,438
Florida HFA                                                      0.000%      07/15/2016            1,000,000             115,000
Houston, TX Housing Finance Corp.                                8.000%      06/01/2014              500,000             531,875
Mass HFA                                                         7.600%      12/01/2014              395,000             420,675
MI Housing Authority AMBAC                                       5.500%      06/01/2018              490,000             489,388
MI Housing Authority AMBAC                                       6.400%      04/01/2005              250,000             263,125
Michigan State Housing Development Authority                     0.000%      04/01/2015              350,000              45,938
New Hampshire HFA                                                6.600%      01/01/2000              400,000             414,000
New Mexico Mortgage Finance Authority                            5.750%      07/01/2014              470,000             474,700
Penn Housing Finance Agency                                      5.350%      10/01/2008              500,000             506,875
Texas Dept Housing & Community                                   0.000%      03/01/2015              315,000              94,894
Virginia Housing Development Authority                           0.000%      11/01/2017              575,000             100,625
                                                                                                                  ---------------
                                                                                                                       4,448,204
                                                                                                                  ---------------
Insured Bonds - 23.5%
-------------------------------------------------
Benton County WA School District AMBAC t                         6.700%      12/01/2006              580,000             648,875
CA Housing Authority MBIA                                        5.650%      08/01/2025              395,000             396,481
Chicago IL O'Hare Airport MBIA                                   6.750%      01/01/2006              500,000             553,125
Commonwealth of Massachussetts MBIA                              6.000%      11/01/2008              500,000             531,250
Contra Costa  CA Merrithew Hospital MBIA t                       6.000%      11/01/2006              750,000             794,063
DC Medlantic Hospital MBIA                                       7.000%      08/15/2005              500,000             546,875
Denver CO Airport MBIA                                           7.500%      11/15/2006              500,000             570,625
District of Columbia FSA                                         5.300%      06/01/2004              500,000             501,250
Grand Prairie TX Health AMBAC t                                  6.000%      11/01/1999              360,000             365,850
Greater Detroit Resource Recovery AMBAC                          6.250%      12/13/2007              400,000             432,000
Highlands Ranch CO AMBAC *                                       5.500%      09/01/2007              720,000             729,900
Jefferson County OH Asset Guaranty                               6.625%      12/01/2005              345,000             358,800
NH HEFA Allegheny Health MBIA                                    6.250%      10/01/2008              300,000             304,125
OK Industrial Authority Health System AMBAC                      7.000%      08/15/2006              500,000             561,250




                     STANDISH, AYER & WOOD INVESTMENT TRUST

                   Standish Intermediate Tax Exempt Bond Fund

                            Portfolio of Investments
                                 March 31, 1997
                                   (Unaudited)
                                                                                                   Par                Value
Security                                                Rate                  Maturity            Value             (Note 1A)
-------------------------------------------------  ----------------        ---------------    ---------------     ---------------

Insured Bonds - continued
-------------------------------------------------
Rancho Mirage CA MBIA                                            5.250%      07/01/2010     $        750,000    $        724,688
SD HEFA Mckennan Hosp MBIA                                       6.000%      07/01/2007              500,000             530,625
Tucson AZ COP Asset Guaranty                                     6.000%      07/01/2004              500,000             518,750
Utah Student Loan AMBAC                                          7.450%      11/01/2008              500,000             525,000
West Virginia Building Commission MBIA                           5.500%      07/01/2006              500,000             509,375
                                                                                                                  ---------------
                                                                                                                      10,102,907
                                                                                                                  ---------------
LOC GIC - 1.6%
-------------------------------------------------
Emphoria VA IDB LOC: Bank of Boston                              5.800%      04/01/2004               60,000              60,070
Emphoria VA IDB LOC: Bank of Boston                              5.800%      04/01/2004              200,000             200,206
Northborough MA IFA LOC: Bank of Boston                          5.750%      09/01/2002              440,000             448,250
                                                                                                                  ---------------
                                                                                                                         708,526
                                                                                                                  ---------------
Revenue Bonds - 49.9%
-------------------------------------------------
Alaska  Industrial Development and Export Authority              5.250%      04/01/1998              215,000             216,155
Alaska  Industrial Development and Export Authority              5.500%      04/01/2001              500,000             505,625
Alaska  Industrial Development and Export Authority              6.200%      04/01/2003              150,000             157,500
Battery Park NY Authority Junior Lien                            5.200%      11/01/2023              500,000             500,000
Bloomington MN Port Authority FSA t                              5.300%      02/01/2007              845,000             849,225
Camden County NJ Health Care Redevelopment                       5.600%      02/15/2007              600,000             577,500
Castle Rock CO Import Authority                                  5.750%      12/01/2001              500,000             509,375
College Park GA Business & Industrial Development*               5.000%      09/01/2002              905,000             903,869
Dayton Ohio Special Facilities                                   6.050%      10/01/2009              500,000             503,125
DC Medlantic Hospital                                            7.000%      08/15/2005              500,000             531,875
District of Columbia Redevelopment Agency                        5.625%      11/01/2010              495,000             472,725
Eddyville Iowa Pollution Control Revenue                         5.400%      10/01/2006              500,000             508,125
Foothills CA Transportation Agency                               0.000%      01/01/2007              500,000             323,125
Gateway OH Special Tax                                           7.500%      09/01/2005              500,000             535,000
Hendersonville Tennessee Industrial Development                  5.950%      12/15/2008              365,000             359,981
Hot Springs AK Sales & Use                                       4.950%      12/01/2008              250,000             250,000
Long Beach CA Aquarium                                           5.750%      07/01/2005              200,000             197,250
Los Angeles CA Building Authority                                5.600%      05/01/2004              500,000             509,375
Mashantucket CT Pequot                                           6.250%      09/01/2003              300,000             311,250
Mass IFA Berskshire Retirement Development                       5.125%      07/01/2018              500,000             499,375
Mass IFA Loomis Project                                          6.500%      07/01/2002              250,000             260,000
Mass IFA Resource Recovery                                       6.150%      07/01/2002              150,000             154,688
Met Pier IL                                                      6.250%      07/01/2017              300,000             295,500
MT Higher Education                                              5.950%      12/01/2012              410,000             411,538
New York Dormitory Authority t                                   5.500%      07/01/2003              500,000             509,375
New York Dormitory Authority                                     6.000%      07/01/2006              500,000             513,125
New York Med Center Long Island FHA                              6.400%      08/15/2014              485,000             506,825
New York Med Center Mercy FHA                                    5.400%      08/15/2005              335,000             336,675
New York Med Center Mt. Sinai FHA                                5.950%      08/15/2009              215,000             223,014
New York Med Center St. Luke's FHA                               5.600%      08/15/2013              460,000             450,800
New York Med Center St. Vincent FHA                              6.125%      02/15/2014              495,000             505,519
New York State Energy Research & Development                     3.650%      06/01/2029            1,800,000           1,800,000




                     STANDISH, AYER & WOOD INVESTMENT TRUST

                   Standish Intermediate Tax Exempt Bond Fund

                            Portfolio of Investments
                                 March 31, 1997
                                   (Unaudited)
                                                                                                   Par                Value
Security                                                Rate                  Maturity            Value             (Note 1A)
-------------------------------------------------  ----------------        ---------------    ---------------     ---------------

Revenue Bonds - continued
-------------------------------------------------
New York Urban Development Corp.                                 6.000%      01/01/2004    $         500,000  $          517,500
New York Urban Development Corp. t                               6.250%      04/01/2002              500,000             522,500
NH Education Auth. Brewster Acadamy                              5.400%      06/01/2001              505,000             506,894
NY Metropolitan Tran Authority                                   5.750%      07/01/2015              500,000             476,250
OH Development Commission                                        5.450%      06/01/1999              200,000             201,750
Orange County CA Recovery                                        5.800%      07/01/2016              400,000             395,000
Orange County CA Transportation Sales Tax                        6.000%      02/15/2007              500,000             530,000
Palm Beach County Solid Waste                                    6.000%      10/01/2009              500,000             525,625
San Bernadino CA Certificates of Participation                   5.250%      08/01/2004              500,000             494,375
Scranton Pennsylvania Allied Skilled Services                    7.125%      09/15/2005              500,000             530,625
Stanislaus CA                                                    7.625%      01/01/2001              400,000             425,000
Volusia FL HEFA -  Embry Project                                 5.500%      10/15/2004              400,000             401,000
WA Public Power Supply Project                                   5.300%      07/01/2002              500,000             503,750
Weld County Colorado IDA Conagra                                 6.750%      12/15/2001              200,000             211,500
                                                                                                                  ---------------
                                                                                                                      21,429,283
                                                                                                                  ---------------
TOTAL Bonds (Cost $41,432,770)                                                                                        41,906,045
                                                                                                                  ---------------

Short-Term Investments - 7.6%
-------------------------------------------------

Repurchase Agreements - 0.6%
-------------------------------------------------
Prudential-Bache Repurchase Agreement, dated 03/31/97,
5.80% due 4/01/97, to pay $258,021 (Collateralized by
FMAC FGPC with a rate of 6.500% and a maturity date of
04/01/08 with a market value of $263,182) at cost                                                    258,021             258,021
                                                                                                                  ---------------

Short Term - 7.0%
-------------------------------------------------
Mass St Updates                                                  3.800%      12/01/1997***         2,800,000           2,800,000
Wilmington DE LOC: Toronto Dominion                              3.800%      07/01/2011***           200,000             200,000
                                                                                                                  ---------------
                                                                                                                       3,000,000
                                                                                                                  ---------------

TOTAL Short-Term Investments (Cost $3,258,021)                                                                         3,258,021
                                                                                                                  ---------------


TOTAL INVESTMENTS  (Cost $44,690,791) - 105.0%                                                                        45,164,066

Other Assets Less Liabilities - (5.0)%                                                                                (2,150,536)
                                                                                                                  ---------------

NET ASSETS - 100.0%                                                                                             $     43,013,530
                                                                                                                  ===============

The following abbreviations are used in this portfolio:

t  Denotes all or part of security pledged as a margin deposit (see Note 7).
*  Delayed delivery contract
** Prerefunded security.
*** Date shown reflects actual maturity date.  Security puttable on a daily basis.

AMBAC - American Municipal Bond Assurance Corp.                            HFA - Housing Finance Agency
COP - Certificate of Participation                                         IDB - Industrial Development Bond
FHA - Federal Housing Authority                                            IFA -  Industrial Finance Authority
FSA - Financial Security Association                                       LOC - Letter of Credit
HEFA - Health & Educational Facilities Authority                           MBIA - Municipal Bond Insurance Association
                                                                           GIC - Guaranteed Investment Contract

                     STANDISH, AYER & WOOD INVESTMENT TRUST

                  Standish Small Cap Tax-Sensitive Equity Fund

                            Portfolio of Investments
                                 March 31, 1997
                                   (Unaudited)

                                                                                                               Value
Security                                                                                Shares               (Note 1A)
-------------------------------------------------                                   ---------------        --------------

Common Stock - 93.2%
-------------------------------------------------

Basic Industry - 0.9%
-------------------------------------------------
OM Group Inc.                                                                                4,450       $       125,156
                                                                                                           --------------

Capital Goods - 6.6%
-------------------------------------------------
BE Aerospace Inc. *                                                                          3,000                73,500
Coach USA Inc. *                                                                             7,400               214,600
Kellstrom Industries Inc. *                                                                  9,100               123,988
Newpark Resources Inc. *                                                                     4,100               179,367
SBS Technologies Inc. *                                                                      3,000                45,750
Superior Services Inc. *                                                                     6,200               137,950
Triumph Group Inc. *                                                                         5,800               145,725
                                                                                                           --------------
                                                                                                                 920,880
                                                                                                           --------------
Consumer Services - 0.6%
-------------------------------------------------
Logan's Roadhouse Inc. *                                                                     3,700                77,700
                                                                                                           --------------

Consumer Stable - 5.9%
Arbor Drugs Inc.                                                                             8,400               147,000
Aviation Sales Company *                                                                     6,000               150,750
Hughes Supply Inc.                                                                           5,700               185,963
Robert Mondavi Corp.  Cl A *                                                                 5,600               203,000
Suiza Foods Corp. *                                                                          5,300               141,775
                                                                                                           --------------
                                                                                                                 828,488
                                                                                                           --------------
Early Cyclical - 2.9%
-------------------------------------------------
Atlantic Coast Airlines Inc. *                                                               7,300                98,550
Midwest Express Holdings *                                                                   3,100               117,413
NCI Building Systems Inc. *                                                                  5,800               187,775
                                                                                                           --------------
                                                                                                                 403,738
                                                                                                           --------------
Financial - 6.3%
-------------------------------------------------
CCC Information Services Group *                                                             3,600                45,000
Interwest Bancorp Inc.                                                                       7,200               232,200
Rental Service Corp. *                                                                       6,300               119,700
S&P 400 Mid-Cap Depository Receipt *                                                         5,700               278,944
Texas Regional Bancshares                                                                    6,400               208,000
                                                                                                           --------------
                                                                                                                 883,844
                                                                                                           --------------
Growth Cyclical - 8.2%
-------------------------------------------------
Apple South Inc.                                                                            12,200               160,125
Cannondale Corp. *                                                                           6,800               125,800
Cost Plus Inc. *                                                                             7,500               116,250
Gadzooks Inc. *                                                                              3,700               116,550
Golden Bear Golf Inc. *                                                                      7,600                86,450
North Face Inc. *                                                                            5,400                89,775
Scientific Games Holdings Corp. *                                                            7,300               155,125
Sonic Corp. *                                                                                5,900                80,388
Steiner Leisure Ltd *                                                                        4,800               116,400
Suburban Lodges of America *                                                                 5,400                97,200
                                                                                                           --------------
                                                                                                               1,144,063
                                                                                                           --------------
                     STANDISH, AYER & WOOD INVESTMENT TRUST

                  Standish Small Cap Tax-Sensitive Equity Fund

                            Portfolio of Investments
                                 March 31, 1997
                                   (Unaudited)
                                                                                                               Value
Security                                                                                Shares               (Note 1A)
-------------------------------------------------                                   ---------------        --------------

Health Care - 25.9%
-------------------------------------------------
Affymetrix Inc. *                                                                            5,100       $       137,700
Agouron Pharmaceuticals Inc. *                                                               2,000               141,250
Alternative Living Services *                                                                5,500                89,375
Arbor Health Care Company *                                                                  5,500               139,563
Arris Pharmaceutical Corp. *                                                                 9,700               118,825
Atria Communities Inc. *                                                                     5,600                58,800
Ballard Medical Products                                                                     6,700               139,863
Chirex Inc. *                                                                               12,200               125,050
CN Bioscience Inc. *                                                                         8,700               125,063
Conmed Corp. *                                                                               7,000               104,125
Dura Pharmaceuticals Inc. *                                                                  5,000               178,750
Guilford Pharmaceuticals Inc. *                                                              5,600               116,200
Healthplan Services Corp. *                                                                  5,500                92,813
Horizon Mental Health Management *                                                           6,750               103,781
Ilex Oncology Inc. *                                                                         6,600                80,025
Impath Inc. *                                                                                9,000               162,000
Inhale Therapeutic Systems *                                                                 6,700               128,138
Medarex Inc. *                                                                              10,200                73,950
Medcath Inc. *                                                                               7,000               104,125
Medquist Inc. *                                                                              6,500               143,000
National Surgery Centers Inc. *                                                              2,700                78,300
Neurogen Corp *                                                                              6,400               121,600
Parexel International Corp. *                                                                5,200               119,600
Pediatrix Medical Group Inc. *                                                               3,700               121,638
Pharmaceutical Product Development *                                                         7,000               140,000
Possis Medical Inc. *                                                                        4,300                57,513
Rochester Medical Corp. *                                                                    6,400               103,200
Sepracor Inc. *                                                                              7,300               168,356
Sunrise Assisted Living Inc. *                                                               4,500               126,000
Urologix Inc. *                                                                              7,100               120,700
Vertex Pharmaceuticals Inc. *                                                                2,800               112,700
                                                                                                           --------------
                                                                                                               3,632,003
                                                                                                           --------------
Services - 16.3%
-------------------------------------------------
Analysts International Corp.                                                                 5,000               110,000
Barrett Business Services Inc. *                                                             8,400               121,800
BET Holdings Inc. *                                                                          5,300               157,013
BTG Inc. *                                                                                   2,200                38,500
Central Parking Corp.                                                                        5,350               131,075
Computer Horizons Corp. *                                                                    4,600               142,600
Computer Task Group Inc.                                                                     2,000                71,000
Cotelligent Group Inc. *                                                                     2,300                21,275
Data Processing Resources Corp. *                                                            5,400               101,250
Devry Inc. *                                                                                 5,500               121,000
Emmis Broadcasting Corp. *                                                                   4,700               181,831
Evergreen Media Corp. *                                                                      5,550               161,991


                     STANDISH, AYER & WOOD INVESTMENT TRUST

                  Standish Small Cap Tax-Sensitive Equity Fund

                            Portfolio of Investments
                                 March 31, 1997
                                   (Unaudited)
                                                                                                               Value
Security                                                                                Shares               (Note 1A)
-------------------------------------------------                                   ---------------        --------------

Services - 16.3% - continued
-------------------------------------------------
F.Y.I. Inc. *                                                                                5,600       $       115,500
On Assignment Inc. *                                                                         4,500               113,625
Pacific Gateway Exchange Inc. *                                                              3,900                97,500
Personnel Group of America Inc. *                                                            4,800                94,200
Remedy Temp Inc. *                                                                           5,400                83,700
Right Management Consultants *                                                              12,400               119,350
Rural/Metro Corp. *                                                                          4,200               128,100
Scandinavian Broadcast Systems Corp. *                                                       9,600               172,800
                                                                                                           --------------
                                                                                                               2,284,110
                                                                                                           --------------
Technology - 19.6%
-------------------------------------------------
Advanced Technology Material *                                                               5,900               101,775
Aspen Technologies Inc. *                                                                    2,900                79,025
Asyst Technologies Inc. *                                                                    4,900                95,550
Brooks Automation Inc. *                                                                     6,000                89,250
Burr - Brown Corp. *                                                                         3,100               101,138
CFM Technologies Inc *                                                                       3,900               115,538
Computational Systems Inc. *                                                                 4,400                79,200
Dallas Semiconductor Corp.                                                                   6,000               159,000
Datastream Systems Inc. *                                                                    5,600                89,600
Digital Lightware Inc. *                                                                     5,000                38,125
Hadco Corporation *                                                                          4,400               170,500
Indus Group Inc. *                                                                           5,400                78,300
Integrated Process Equipment *                                                               6,000               100,500
Kulicke & Soffa Industries *                                                                 5,600               118,300
Lecroy Corp. *                                                                               5,200               135,200
Natural Microsystems Corp. *                                                                 4,000                79,500
P-Com Inc. *                                                                                 1,300                33,800
Perceptron Inc. *                                                                            3,100                81,375
Periphonics Corp. *                                                                          6,300                92,925
Photronics Inc. *                                                                            1,900                55,813
PRI Automation Inc. *                                                                        2,000                95,500
Project Software & Development *                                                             2,000                64,000
Quickturn Design Systems Inc. *                                                              6,100                97,600
Sanmina Corp. *                                                                              2,000                89,500
Stanford Telecommunications *                                                                4,800                80,400
Triquint Semiconductor Inc. *                                                                3,200                76,400
Ultrak Inc. *                                                                                3,000                54,000
Unitrode Corp. *                                                                             3,000                97,500
Videoserver Inc. *                                                                           5,800               137,025
Viisage Technology Inc. *                                                                    6,500                60,938
                                                                                                           --------------
                                                                                                               2,747,277
                                                                                                           --------------

TOTAL INVESTMENTS  (Cost $13,309,479) - 93.2%                                                                 13,047,259

Other Assets Less Liabilities - 6.8%                                                                             958,841
                                                                                                           --------------

NET ASSETS - 100.0%                                                                                      $    14,006,100
                                                                                                           ==============

* Non-income producing security


                     STANDISH, AYER & WOOD INVESTMENT TRUST

                       Standish Tax-Sensitive Equity Fund

                            Portfolio of Investments
                                 March 31, 1997
                                   (Unaudited)

                                                                                                        Value
Security                                                                                Shares         (Note 1A)
-------------------------------------------------                                   ---------------  ---------------

Common Stock - 94.4%
-------------------------------------------------

Basic Industry - 4.2%
Morton International Inc.                                                                    2,200           92,950
Potash Corp. of Saskatchewan                                                                 1,000           76,000
Praxair, Inc.                                                                                1,400           62,825
                                                                                                     ---------------
                                                                                                            231,775
                                                                                                     ---------------
Capital Goods - 11.3%
-------------------------------------------------
Crane Company                                                                                3,775          118,441
Deere & Co.                                                                                  2,400          104,400
Dover Corp.                                                                                  1,500           78,750
Harris Corp. Inc.                                                                            1,500          115,313
Textron Inc.                                                                                   900           94,500
United Technologies Corp.                                                                    1,500          112,875
                                                                                                     ---------------
                                                                                                            624,279
                                                                                                     ---------------
Consumer Cyclical - 15.0%
-------------------------------------------------
Carnival Corp.                                                                               3,100          114,700
Claire's Stores Inc.                                                                         8,000          134,000
Clayton Homes                                                                                7,000           89,250
Consolidated Stores Corp. *                                                                    875           30,844
Costco Companies Inc. *                                                                      4,000          110,500
Jones Apparel Group Inc. *                                                                   1,200           44,550
Leggett & Platt Inc.                                                                         3,000           97,500
Pier 1 Imports Inc.                                                                          6,450          113,681
Waban Inc. *                                                                                 3,400           94,775
                                                                                                     ---------------
                                                                                                            829,800
                                                                                                     ---------------
Consumer Stable - 8.4%
-------------------------------------------------
First Brands Corp.                                                                           4,100          100,450
General Nutrition Companies *                                                                3,700           74,925
Kroger Co. *                                                                                 1,000           50,750
Philip Morris Companies Inc.                                                                   450           51,356
Richfood Holdings Inc.                                                                       4,500           84,375
Wallace Computer Services                                                                    3,000           99,375
                                                                                                     ---------------
                                                                                                            461,231
                                                                                                     ---------------
Energy - 9.9%
-------------------------------------------------
Amoco Corp.                                                                                  1,700          147,263
British Petroleum Plc *                                                                      1,118          153,446
Mobil Corp.                                                                                    900          117,563
Texaco Inc.                                                                                  1,150          125,925
                                                                                                     ---------------
                                                                                                            544,197
                                                                                                     ---------------
Financial - 16.3%
-------------------------------------------------
Advanta Corp.                                                                                2,100           56,438
Allied Group                                                                                 3,500          120,750
American Bankers Insurance Group                                                             1,700           82,875
Bank of Boston Corp.                                                                         1,200           80,400
BankAmerica Corp.                                                                              700           70,525
Chase Manhattan Corp.                                                                        1,100          102,982



                     STANDISH, AYER & WOOD INVESTMENT TRUST

                       Standish Tax-Sensitive Equity Fund

                            Portfolio of Investments
                                 March 31, 1997
                                   (Unaudited)
                                                                                                         Value
Security                                                                                Shares         (Note 1A)
-------------------------------------------------                                   ---------------  ---------------

Common Stock - 94.4% - continued
-------------------------------------------------
Conseco Inc.                                                                                 3,070          109,369
Dean Witter Discover & Co.                                                                   3,000          104,625
Northern Trust                                                                               1,400           52,500
Reliastar Financial Corp.                                                                    2,000          118,250
                                                                                                     ---------------
                                                                                                            898,714
                                                                                                     ---------------
Health Care - 10.2%
-------------------------------------------------
Abbott Laboratories                                                                          1,100           61,738
Bristol-Myers Squibb Co.                                                                     1,800          106,200
Columbia/HCA Healthcare Corp.                                                                1,350           45,394
Schering-Plough Corp.                                                                        1,500          109,125
Sofamor/Danek Group, Inc. *                                                                  3,000          108,375
Steris Corp. *                                                                               3,000           73,125
Watson Pharmaceutical Inc. *                                                                 1,500           53,625
                                                                                                     ---------------
                                                                                                            557,582
                                                                                                     ---------------
Real Estate Investment Trust - 3.5%
-------------------------------------------------
Beacon Properties Corp.                                                                      1,500           49,688
Macerich Company (The)                                                                       1,900           53,200
Patriot American Hospitality                                                                 1,600           38,800
Starwood Lodging Trust                                                                       1,350           52,650
                                                                                                     ---------------
                                                                                                            194,338
                                                                                                     ---------------
Restaurants - 1.5%
-------------------------------------------------
Lone Star Steakhouse & Saloon *                                                              3,700           84,638
                                                                                                     ---------------

Specialty Chemicals - 1.5%
-------------------------------------------------
Hanna (M. A.) Co.                                                                            4,000           85,000
                                                                                                     ---------------

Technology - 12.6%
-------------------------------------------------
Adaptec Inc. *                                                                               2,000           71,500
Belden Inc.                                                                                  3,050          108,656
Ceridian Corp *                                                                              3,000          107,625
Compaq Computer *                                                                            1,400          107,275
Computer Associates Intl Inc.                                                                1,000           38,875
Intel Corp.                                                                                    700           97,388
International Business Machine                                                                 500           68,688
Sun Microsystems Corp. *                                                                     3,400           98,175
                                                                                                     ---------------
                                                                                                            698,182
                                                                                                     ---------------

TOTAL INVESTMENTS  (Cost $4,535,154) - 94.4%                                                              5,209,736

Other Assets Less Liabilities - 5.6%                                                                        310,954
                                                                                                     ---------------

NET ASSETS - 100.0%                                                                                       5,520,690
                                                                                                     ===============

* Non-income producing security




                     STANDISH, AYER & WOOD INVESTMENT TRUST

                          Notes to Financial Statements
                                   (Unaudited)




(1)       Significant Accounting Policies:

         Standish, Ayer & Wood Investment Trust (Trust) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Massachusetts Intermediate Tax Exempt Bond Fund
         (Massachusetts Intermediate Tax Exempt Bond Fund) is a separate non-diversified investment series of the Trust. Standish Intermediate Tax Exempt Bond Fund (Intermediate Tax Exempt Bond Fund), Standish Small Cap Tax-Sensitive Equity Fund (Small Cap Tax-Sensitive Equity
         Fund) and  Standish  Tax-Sensitive  Equity Fund  (Tax-Sensitive  Equity
         Fund) are separate diversified investment series of the Trust (together with the Massachusetts Intermediate Tax Exempt Bond Fund, individually a "Fund" and collectively, the "Funds"). The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A.   Investment security valuations--
         Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the last sales prices on the exchange or market on which they are primarily traded, or if not listed or no sale, at the last quoted bid prices. Equity securities for which quotations are readily available are valued at the last sale price or if no sale, at the closing bid prices in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short term instruments with less than sixty-one days remaining to maturity when acquired by a Fund are valued on an amortized cost basis. If a Fund acquires a short term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B.   Repurchase agreements--
         It is the policy of each Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by each Fund to monitor on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

     C.   Securities transactions and income--
         Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes. Realized gains and losses from securities sold are recorded on the identified cost basis.

     D.   Federal taxes--
         As qualified regulated investment companies under Subchapter M of the Internal Revenue Code, the Funds are not subject to income taxes to the extent that each Fund distributes all of its taxable income for its fiscal year. Dividends paid by the Massachusetts Intermediate Tax
         Exempt Bond Fund and the Intermediate Tax Exempt Bond Fund (collectively the "Bond Funds") from net interest earned on tax-exempt municipal bonds are not includable by shareholders as gross income for Federal income tax purposes because the Bond Funds intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Bond Funds to pay exempt-interest dividends. At September 30, 1996, the following Funds, for federal income tax purposes, had capital loss carryovers as follows:

                                                                                      Expiration Date September 30,

                                                                      2002            2003             2004            Total
                                                                   -----------     ------------     ------------     -----------
Massachusetts Intermediate Tax Exempt Bond Fund                  $    375,094    $     178,890    $       -----    $    553,984
Small Cap Tax-Sensitive Equity Fund                                     -----            -----    $     240,551    $    240,551
Tax-Sensitive Equity Fund                                               -----            -----    $      21,876    $     21,876




         Such carryovers will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income tax.

     E.   Deferred organization expense--
         Costs associated with the Funds' organization and initial registration are being amortized, on a straight-line basis, through October, 1997 for the Massachusetts Intermediate Tax Exempt Bond Fund and the Intermediate Tax Exempt Bond Fund and through December, 2000 for the Small Cap Tax-Sensitive Equity Fund and the Tax-Sensitive Equity Fund .

     F.   Change in fiscal year end--
         The Board of Trustees voted on February 9, 1996 to change the fiscal year end of the Massachusetts Intermediate Tax Exempt Bond Fund and Intermediate Tax Exempt Bond Fund from December 31 to September 30.

(2)       Distributions to Shareholders:

         Distributions on shares of the Bond Funds are declared daily from net investment income and distributed monthly. Dividends from net investment income, if any, will be distributed at least annually for the Small Cap Tax-Sensitive Equity Fund and the Tax-Sensitive Equity Fund. Distributions on capital gains, if any, will be distributed annually by all of the Funds. Distributions from net investment income and capital gains, if any, are automatically reinvested in additional shares of the applicable Fund unless the shareholder elects to receive them in cash.
         Distributions are recorded on the ex-dividend date.
         Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in capital.

(3)       Investment Advisory Fee:

         The investment advisory fee paid to Standish, Ayer & Wood, Inc. (SA&W) for overall investment advisory and administrative services, and general office facilities, is paid at the following annual rates of each Fund's average daily net assets: 0.40% for the Massachusetts Intermediate Tax Exempt Bond Fund and the Intermediate Tax Exempt Bond Fund, 0.60% for the Small Cap Tax-Sensitive Equity Fund and 0.50% for the Tax-Sensitive Equity Fund. SA&W has voluntarily agreed to limit the total Fund operating expenses (excluding litigation, indemnification and other extraordinary expenses) to the following percentages of average daily net assets: 0.65% for the Massachusetts Intermediate Tax Exempt Bond Fund and the Intermediate Tax Exempt Bond Fund, 0.00% for the Small Cap Tax-Sensitive Equity Fund and the Tax-Sensitive Equity Fund. For the six months ended March 31, 1997, SA&W voluntarily did not impose $13,915, $21,918, $31,370 and $10,742 of its advisory fee to the Massachusetts Tax Exempt Bond Fund, Intermediate Tax Exempt Bond Fund, Small Cap Tax-Sensitive Equity Fund and Tax-Sensitive Equity Fund, respectively, and reimbursed operating expenses of $47,699 and $36,206 for the Small Cap Tax-Sensitive Equity Fund and Tax-Sensitive Equity Fund, respectively, which are reflected as reductions of expenses in the respective Statements of Operations. These agreements are voluntary and temporary and may be discontinued or revised by SA&W at any time. The Funds pay no compensation directly to the Trust's Trustees who are affiliated with SA&W or to its officers, all of whom receive remuneration for their services to the Funds from SA&W. Certain of the Trustees and officers of the Trust are directors or officers of SA&W.

4)        Purchases and Sales of Investments:

         Purchases and sales of investments, other than short-term obligations, were as follows:

                                                                                  Six Months Ended
                                                                                   March 31, 1997
                                                                        --------------------------------------
                                                                           Purchases              Sales
                                                                        -----------------    -----------------
Massachusetts Intermediate Tax Exempt Bond Fund                      $         5,797,734  $         3,352,606
                                                                        =================    =================
Intermediate Tax Exempt Bond Fund                                    $        19,020,083  $        10,855,922
                                                                        =================    =================
Small Cap Tax-Sensitive Equity Fund                                  $        13,011,427  $         5,578,419
                                                                        =================    =================
Tax-Sensitive Equity Fund                                            $         2,602,792  $           550,136
                                                                        =================    =================




5)         Shares of Beneficial Interest:

         The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in each Funds' shares were as follows:

                                                                      Six Months Ended      Period Ended          Year Ended
                                                                      March 31, 1997    (a) September 30, 1996    December 31, 1995
Massachusetts Intermediate Tax Exempt Bond Fund
Shares sold                                                                 356,970              379,843              534,346
Shares issued to shareholders in payment of distributions declared           14,794               17,163               18,097
Shares redeemed                                                            (239,650)            (388,723)            (423,607)
                                                                  ------------------  -------------------  -------------------
Net increase                                                                132,114                8,283              128,836
                                                                  ==================  ===================  ===================

Intermediate Tax Exempt Bond Fund
Shares sold                                                                 574,209              524,041              821,564
Shares issued to shareholders in payment of distributions declared           18,423               20,313               15,149
Shares redeemed                                                            (201,048)            (430,546)            (331,012)
                                                                  ------------------  -------------------  -------------------
Net increase                                                                391,584              113,808              505,701
                                                                  ==================  ===================  ===================

Small Cap Tax-Sensitive Equity Fund
Shares sold                                                                 376,099              292,713
Shares issued to shareholders in payment of distributions declared              387                  119
Shares redeemed                                                             (22,802)                (268)
                                                                  ------------------  -------------------
Net increase                                                                353,684              292,564
                                                                  ==================  ===================

Tax-Sensitive Equity Fund
Shares sold                                                                  87,365              120,464
Shares issued to shareholders in payment of distributions declared              907                  660
Shares redeemed                                                                (179)                (678)
                                                                  ------------------  -------------------
Net increase                                                                 88,093              120,446
                                                                  ==================  ===================



(a) For the nine months ended September 30, 1996 for the Bond Funds and for the period from January 2, 1996, commencement of investment operations, to September 30, 1996 for the Small Cap Tax-Sensitive Equity Fund and Tax-Sensitive Equity Fund.


At March 31, 1997, the Massachusetts Intermediate Tax Exempt Bond Fund and the Small Cap Tax-Sensitive Equity Fund each had a shareholder of record owning approximately 33% and 21% of the respective Funds' outstanding voting shares.

(6)        Federal Income Tax Basis of Investment Securities:

         The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 1997, as computed on a federal income tax basis, were as follows:

                                                                                                                         Net
                                                                            Gross                Gross                Unrealized
                                                    Aggregate            Unrealized            Unrealized            Appreciation
                                                      Cost              Appreciation          Depreciation          (Depreciation)
                                                 ----------------     ------------------    -----------------      -----------------
Massachusetts Intermediate Tax Exempt Bond Fund$      34,212,730   $            322,870  $          (183,144)  $            139,726

Intermediate Tax Exempt Bond Fund              $      44,690,791   $            617,808  $          (144,533)  $            473,275

Small Cap Tax-Sensitive Equity Fund            $      13,357,968   $            778,231  $        (1,088,940)  $           (310,709)

Tax-Sensitive Equity Fund                      $       4,535,154   $            802,218  $          (127,636)  $            674,582


(7)       Financial Instruments:

         In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these investments are set forth more fully in the Funds' Prospectuses and Statements of Additional Information. The Funds may trade the following financial instruments with off-balance sheet risk:

 .........Futures contracts--
         The Funds may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. The Funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, dependent on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by each Fund. There are several risks in connection with the use of futures contracts. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. The Funds enter into financial futures transactions primarily to manage their exposure to certain markets and to changes in security prices and, with respect to the Small Cap Tax-Sensitive Equity Fund and the Tax-Sensitive Equity Fund, to changes in foreign currencies. At March 31, 1997 the Massachusetts Intermediate Tax Exempt Bond Fund held the following futures contracts:



Massachusetts Intermediate Tax Exempt Bond Fund

                       Contract                          Position   Expiration Date  Underlying Face Amount   Unrealized
                                                                                          at Value              (loss)
-------------------------------------------------------- ----------------------------------------------------------------
U.S. Treasury Note                                         Long        6/2/97                 104,297  $          (1,338)
5 year U.S. Treasury Note (11 contracts)                   Long        6/2/97               1,147,265            (13,344)
U.S. Treasury Bond                                         Long       6/17/97                 536,094            (13,956)
10 year U.S. Treasury Note                                 Long       6/30/97                 105,500             (2,135)
10 year U.S. Treasury Note (2 contracts)                   Long       6/30/97                 211,000             (4,457)
                                                                                     -----------------   ----------------
                                                                                            2,104,156  $         (35,230)
                                                                                     =================   ================


At March 31, 1997 the Intermediate Tax Exempt Bond Fund held the following futures contracts:

Intermediate Tax Exempt Bond Fund

                       Contract                          Position   Expiration Date  Underlying Face     Unrealized
                                                                                      Amount at Value       (Loss)
-------------------------------------------------------- ----------------------------------------------------------------
5 year U.S. Treasury Note (5 contracts)                    Long        6/2/97                 521,484  $          (6,066)
10 year U.S. Treasury Note (3 contracts)                   Long       6/30/97                 316,500             (6,592)
                                                                                     -----------------   ----------------
                                                                                              837,984  $         (12,658)
                                                                                     =================   ================


At March 31, 1997, the Bond Funds had segregated sufficient cash and/or securities to cover margin requirements on open future contracts.

At March 31, 1997, the Small Cap Tax-Sensitive Equity Fund and the Tax-Sensitive Equity Fund had no open futures contracts.

Since the Massachusetts Intermediate Tax Exempt Bond Fund may invest a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable general tax-exempt mutual fund.

(8)       Delayed Delivery Transactions:

         The Bond Funds may purchase securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund instructs its custodian to segregate securities having a value at least equal to the amount of the purchase commitment. At March 31, 1997, the Intermediate Tax Exempt Bond Fund had entered into the following delayed delivery transactions:

Type                    Security                                                     Settlement Date         Amount
------------------------------------------------------------------------------------------------------------------------
       Buy          College Park, GA Business & Industrial Development                    6/4/97               $903,688
       Buy          Highlands Ranch, CO                                                   6/10/97              746,557
                                                                                                        ================
                                                                                                          $1,650,245
                                                                                                        ================